                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED MARCH 1, 2010 TO
                 PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplements the prospectus dated May 1, 2009 (as supplemented) for the PrimElite III/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given in the prospectus.

Your variable annuity contract offers the Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust portfolios listed below (the "Portfolios") as investment portfolios. The information in the table below replaces the disclosure regarding the Portfolios in your prospectus, contained in the section of the prospectus titled "Investment Portfolio Expenses." The figures in the table are for the fiscal year ended October 31, 2009 and are expressed as a percentage of the average daily net assets of the investment portfolio. There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the prospectuses for the Portfolios.

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

                                                                      ACQUIRED        TOTAL      CONTRACTUAL   NET TOTAL
                                             12B-1/                     FUND         ANNUAL        EXPENSE       ANNUAL
                              MANAGEMENT    SERVICE      OTHER        FEES AND      PORTFOLIO    SUBSIDY OR    PORTFOLIO
                                 FEES         FEES      EXPENSES      EXPENSES      EXPENSES       DEFERRAL     EXPENSES
                              ----------   ---------   ----------   -----------   ------------   -----------   ---------
LEGG MASON PARTNERS
   VARIABLE EQUITY TRUST

Legg Mason ClearBridge
   Variable Aggressive           0.75%        0.00%       0.06%        0.00%          0.81%          0.00%        0.81%
   Growth Portfolio/1/

Legg Mason ClearBridge
   Variable Dividend             0.65%        0.00%       0.41%        0.00%          1.06%          0.11%        0.95%/3/
   Strategy Portfolio/2/

Legg Mason ClearBridge
   Variable Large Cap            0.75%        0.00%       0.10%        0.00%          0.85%          0.00%        0.85%
   Growth Portfolio/4/

----------
/1/ Formerly known as Legg Mason Partners Variable Aggressive Growth Portfolio.
/2/ Formerly known as Legg Mason Partners Variable Dividend Strategy Portfolio.
/3/ The manager has agreed to forgo fees and/or reimburse operating expenses
    (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2011 without the
    Board of Trustees' consent.
/4/ Formerly known as Legg Mason Partners Variable Large Cap Growth Portfolio.

                                                                  SUPP-PE3LM0310

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
                                                                      ACQUIRED        TOTAL      CONTRACTUAL   NET TOTAL
                                             12B-1/                     FUND         ANNUAL        EXPENSE       ANNUAL
                              MANAGEMENT    SERVICE      OTHER        FEES AND      PORTFOLIO    SUBSIDY OR    PORTFOLIO
                                 FEES         FEES      EXPENSES      EXPENSES      EXPENSES       DEFERRAL     EXPENSES
                              ----------   ---------   ----------   -----------   ------------   -----------   ---------
LEGG MASON PARTNERS
   VARIABLE INCOME TRUST

Legg Mason Western
   Asset Variable
   Adjustable Rate Income        0.55%        0.25%       0.56%        0.00%          1.36%          0.36%        1.00%/6/
   Portfolio/5/

----------
/5/ Formerly known as Legg Mason Partners Variable Adjustable Rate Income
    Portfolio.
/6/ The manager has agreed to forgo fees and/or reimburse operating expenses
    (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.00%. This arrangement cannot be terminated prior to December 31, 2011 without the
    Board of Trustees' consent.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                 (888) 556-5412
Irvine, CA 92614

PrimElite III is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

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